EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings (loss) per share computations	Basic earnings (loss) per share computation

	Years ended December 31,
	2021	2020
Numerator
Net earnings (loss) from continuing operations attributable to equity holders	$(254.4)	$38.5
Net earnings from discontinued operations attributable to equity holders	$—	$4.1
Net earnings (loss) attributable to equity holders	$(254.4)	$42.6
Denominator (in millions)
Weighted average number of common shares (basic)	476.5	472.6
Basic earnings (loss) from continuing operations per share attributable to equity holders	$(0.53)	$0.08
Basic earnings from discontinued operations per share attributable to equity holders	$—	$0.01
Basic earnings (loss) per share attributable to equity holders	$(0.53)	$0.09
(b)Diluted earnings (loss) per share computation

	Years ended December 31,
	2021	2020
Denominator (in millions)
Weighted average number of common shares (basic)	476.5	472.6
Dilutive effect of options[1]	—	0.4
Dilutive effect of share units[1]	—	5.0
Weighted average number of common shares (diluted)	476.5	478.0
Diluted earnings (loss) from continuing operations per share attributable to equity holders	$(0.53)	$0.08
Diluted earnings from discontinued operations per share attributable to equity holders	$—	$0.01
Diluted earnings (loss) per share attributable to equity holders	$(0.53)	$0.09
1.The impact of outstanding potentially dilutive instruments is excluded from the diluted share calculation for loss per share amounts as they are anti-dilutive.
Equity instruments excluded from the computation of diluted earnings (loss) per share which could be dilutive in the future were as follows:

	Years ended December 31,
(in millions)	2021	2020
Options	5.1	3.3
Share units	6.9	—
	12.0	3.3